STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Income from Brand Contract		$ 175,181
OPERATING EXPENSES:
Personnel	98,174	614,428	240,541	875,718
Professional Services	798,231	1,135,113	1,285,868	2,305,020
General and administrative, exclusive of personnel costs	166,618	298,271	200,655	381,557
Total Operating Expenses	1,063,023	2,047,812	1,727,064	3,562,295
Net Loss Before Income Taxes	(1,063,023)	(1,872,631)	(1,727,064)	(3,562,295)
Net Loss	(1,063,023)	(1,872,631)	(1,727,064)	(3,562,295)
Net Income / (Loss) attributable to:
Platform Common stock		(1,995,314)	(1,727,064)
Fantex Series Vernon Davis Convertible Tracking Stock		122,683
Net Loss	$ (1,063,023)	$ (1,872,631)	$ (1,727,064)	$ (3,562,295)
Platform Common stock:
Basic (weighted average shares - 100,000,000) (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)
Diluted (weighted average shares - 100,000,000) (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)
Fantex Series Vernon Davis Convertible Tracking Stock
Basic (weighted average shares - 421,100) (in dollars per share)		$ 0.29
Diluted (weighted average shares - 421,100) (in dollars per share)		$ 0.29